RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2019
RELATED PARTIES
Schedule of related party transactions

		Balances receivable (payable)
		December 31,	December 31,
	Nature	2019	2018
Transactions with controlling shareholders
Suzano Holding	Granting of guarantees and administrative expenses	3	(125)
		3	(125)
Transactions with companies of the Suzano Group and other related parties
Bexma	Reimbursement for expenses	1	1
Bizma	Reimbursement for expenses	1	2
Ecofuturo	Social services	(9)	(33)
Ibema	Sale of pulp	23,755	36,721
Ibema	Purchase of products	(2,467)	(1,643)
Management	Reimbursement for expenses	(1)
		21,280	35,048
		21,283	34,923
Assets
Trade accounts receivable		23,761	36,727
Liabilities
Trade accounts payable		(2,478)	(1,804)
		21,283	34,923

		Expenses (income)
		December 31,	December 31,
	Nature	2019	2018
Transactions with controlling shareholders
Suzano Holding	Granting of guarantees and administrative expenses	(5,945)	(12,723)
		(5,945)	(12,723)
Transactions with companies of the Suzano Group and other related parties:
Bexma	Reimbursement for expenses	11	10
Bizma	Reimbursement for expenses	10
Ecofuturo	Social services	(5,272)	(4,184)
Ibema	Sale of pulp	111,325	107,252
Ibema	Purchase of products	(7,744)	16
IPFL	Reimbursement for expenses	4	4
Lazam - MDS	Sale of paper	7	(31)
Mabex	Aircraft services (freight)	(100)	(390)
Management	Reimbursement for expenses	(9,178)	541
Nemonorte	Real estate advisory	(330)	(491)
		88,733	102,727
		82,788	90,004

Schedule of management compensation

	December 31,	December 31,	December 31,
	2019	2018	2017
Short-term benefits
Salary or compensation	39,459	48,663	24,774
Direct and indirect benefits	1,747	2,828	2,959
Bonus	8,007	16,752	26,819
	49,213	68,243	54,552

Long-term benefits
Share-based compensation plan	45,739	62,150	33,554
	45,739	62,150	33,554
	94,952	130,393	88,106